Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of finance and operating lease by lessee [Line Items]
Weighted average incremental borrowing rate	3.63%	2.95%
Average duration of long-term lease agreement	12 years
Carrying amount of aircraft under operating lease		$ 12.9
Total lease income amounts	$ 1.7	3.0	$ 3.2
Total liability related to leases including the provision of dismantling	$ 266.4	$ 203.1